Intangible assets - Amortization Period (Details)	12 Months Ended
Dec. 31, 2022
Non-contractual customer relationships | Moneda
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	9 years
Non-contractual customer relationships | VBI
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	29 years
Non-contractual customer relationships | Igah
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	5 years
Brands | Moneda
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	5 years
Brands | VBI
Disclosure Of Breakdown Of The Total Intangible Assets [Line Items]
Remaining amortisation period of intangible assets material to entity	8 years